Shareholders equity - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Share capital	R$ 24,250,120		R$ 24,235,546
Proportion of ownership interest in subsidiary	100.00%	100.00%
Common Stock Price	R$ 39.75		R$ 51.45
Treasury (Note 27.2)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	2.45%	2.23%
Treasury (Note 27.2) | Quantity
Disclosure of classes of share capital [line items]
Quantity	30,980,893		28,208,827
Share Capital
Disclosure of classes of share capital [line items]
Increase (decrease) through other changes, equity	R$ 14,574
Share capital	24,283,855
Share issue related cost	R$ 33,735
Share Capital | Quantity
Disclosure of classes of share capital [line items]
Quantity	1,264,117,615		1,264,117,615
Suzano Holding S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	29.08%	29.08%
Suzano Holding S.A. | Quantity
Disclosure of classes of share capital [line items]
Quantity	367,612,329		367,612,329
Controller
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	15.52%	15.51%
Controller | Quantity
Disclosure of classes of share capital [line items]
Quantity	196,144,533		196,065,636
Related persons
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	2.10%	2.54%
Related persons | Quantity
Disclosure of classes of share capital [line items]
Quantity	26,568,442		32,157,608
Alden Fundo de Investimento em Ações
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	2.15%	2.15%
Alden Fundo de Investimento em Ações | Quantity
Disclosure of classes of share capital [line items]
Quantity	27,154,744		27,154,744
Controlling Shareholders
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	48.85%	49.28%	49.28%
Controlling Shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	617,480,048		622,990,317
Other shareholders
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	48.70%	48.49%
Other shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	615,656,674		612,918,471